SCHEDULE OF LONG TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total outstanding debt	$ 22,312	$ 15,245
Less current portion	(10,471)	(5,417)
Total long-term debt	11,841	9,828
Long Term Loans [Member]
Debt Instrument [Line Items]
Total outstanding debt	17,845	12,344
Long Term Leases [Member]
Debt Instrument [Line Items]
Total outstanding debt	$ 4,467	$ 2,901